Discontinued Operations - Aggregated Results and Cash Flow Information of Discontinued Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Discontinued Operations [line items]
Loss before tax from discontinued operations	¥ 19	¥ 2,726	¥ 11,503
Income tax benefits on disposal	6	744	3,915
Discontinued Operations: MixRadio Limited [Member]
Disclosure of Discontinued Operations [line items]
Revenues		444	264
Other income		9
Expenses	(19)	(3,179)	(11,767)
Loss before tax from discontinued operations	(19)	(2,726)	(11,503)
Income tax benefits on disposal	6	744	3,915
Loss for the year from discontinued operations (attributable to the shareholders of the Company)	¥ (13)	¥ (1,982)	¥ (7,588)